RESTATEMENT OF CONSOLIDATED FINANCIAL STATEMENTS (Details 1) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2015	Apr. 30, 2014	Apr. 30, 2015	Apr. 30, 2014	Jul. 31, 2014	Jul. 31, 2013
Consolidated Statement of Operations and Comprehensive Loss
Weighted average number of common shares outstanding - basic and diluted (in shares)	598,042,000	325,000,000	598,042,000	263,457,875	284,206,285	8,000,000
Scenario, Previously Reported [Member]
Consolidated Statement of Operations and Comprehensive Loss
Weighted average number of common shares outstanding - basic and diluted (in shares)	591,042,000		591,042,000		263,079,329
Scenario, Adjustment [Member]
Consolidated Statement of Operations and Comprehensive Loss
Weighted average number of common shares outstanding - basic and diluted (in shares)	67,000,000		67,000,000		21,126,956